As filed with the Securities and Exchange Commission on August 12, 2014

File Nos. 2-29901

811-01716

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 165

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 144

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of Principal Executive Office) (Zip Code)

(800) 221-5672

Registrant’s Telephone Number, including Area Code:

Copies of communications to:

EMILIE D. WRAPP AllianceBernstein L.P. 1345 Avenue of the Americas New York, New York 10105	P. Jay Spinola Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019
(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on [ ], 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 165 relates solely to the Class A, Class C, Advisor Class, Class R, Class K, Class I shares, as applicable, of the AllianceBernstein Multi-Manager Alternative Strategies Fund. No information in the Registrant’s Registration Statement relating to the Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, as applicable, of the AllianceBernstein Small Cap Growth Portfolio, the Class A, Class C, Class R, Class K, Class I and Advisor Class shares, as applicable, of the AllianceBernstein Market Neutral Strategy – U.S., the Class A, Class C, Class R, Class K, Class I and Advisor Class shares, as applicable, of the AllianceBernstein Market Neutral Strategy – Global, the Class A, Class C, Advisor Class, Class R, Class K and Class I shares, as applicable, of the AllianceBernstein International Discovery Equity Portfolio, the Class A, Class C, Advisor Class, Class R, Class K, Class I, Class 1 and Class 2 shares, as applicable, of the AllianceBernstein Dynamic All Market Fund, as applicable the Class A, Class C, Advisor Class, Class R, Class K, Class I, Class 1 and Class 2 shares, as applicable, of the AllianceBernstein Dynamic All Market Plus Fund, the Class A, Class C, Advisor Class, Class R, Class K, Class I, Class 1 and Class 2 shares, as applicable, of the AllianceBernstein Emerging Markets Multi-Asset Portfolio, the Class A, Class C, Advisor Class, Class R, Class K, Class I, Class 1 and Class 2 shares, as applicable, of the AllianceBernstein Select US Equity Portfolio, the Class A, Class C, Advisor Class, Class R, Class K, Class I, Class 1 and Class 2 shares, as applicable, of the AllianceBernstein Select US Long/Short Portfolio, the Class A, Class C, Advisor Class, Class R, Class K, Class I, Class Z shares, Class 1 and Class 2 shares, as applicable, of the AllianceBernstein Concentrated Growth Fund, the Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, as applicable, of the AllianceBernstein Emerging Markets Growth Portfolio, the Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, as applicable, of the AllianceBernstein Emerging Markets Core Portfolio, the Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, as applicable, of the AllianceBernstein Mid Cap Growth Portfolio, the Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, as applicable, of the AllianceBernstein Small Cap Value Portfolio and the Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, as applicable, of the AllianceBernstein Concentrated Global Growth Portfolio is amended or superseded.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 12th day of August, 2014.

ALLIANCEBERNSTEIN CAP FUND, INC.

By:	Robert M. Keith *

Robert M. Keith
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature			Title	Date

(1)		Principal Executive Officer:

		Robert M. Keith * Robert M. Keith	President and Chief Executive Officer	August 12, 2014

(2)		Principal Financial and Accounting Officer:

	By:	/s/ Joseph J. Mantineo	Treasurer	August 12, 2014
		Joseph J. Mantineo	and Chief Financial Officer

(3)		All of the Directors:

John H. Dobkin*
Michael J. Downey*
William H. Foulk, Jr.*
D. James Guzy*
Nancy P. Jacklin*
Robert M. Keith*
Garry L. Moody*
Marshall C. Turner, Jr.*
Earl D. Weiner*

	*By:	/s/ Eric C. Freed		August 12, 2014
Eric C. Freed (Attorney-in-fact)

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SIGNATURES

This Registration Statement contains certain disclosure regarding AllianceBernstein Multi-Manager Alternative Strategies Fund (Cayman) Ltd. (the “Subsidiary”). The Subsidiary has, subject to the next sentence, duly caused this Registration Statement on Form N-1A of AllianceBernstein Cap Fund, Inc. (the “Registrant”) to be signed on behalf by the undersigned, thereunto duly authorized, in the City of New York in the State of New York on the 12th day of August, 2014. The Subsidiary is executing this Registration Statement only in respect of the disclosure contained herein specifically describing the Subsidiary and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

ALLIANCEBERNSTEIN MULTI-MANAGER ALTERNATIVE STRATEGIES FUND (CAYMAN) LTD.

By:	Robert M. Keith*

Robert M. Keith
Director

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next sentence. Each of the following persons is signing this Registration Statement only in respect of the disclosures contained herein specifically describing the Subsidiary and hereby disclaims any responsibility or liability as to any other disclosure in this Registration Statement.

	Signature	Title	Date

William H. Foulk, Jr.*

	William H. Foulk, Jr.	Director	August 12, 2014

Robert M. Keith*

	Robert M. Keith	Director	August 12, 2014

Marshall C. Turner, Jr.*

	Marshall C. Turner, Jr.	Director	August 12, 2014

*By:	/s/ Eric C. Freed

	Eric C. Freed		August 12, 2014
(Attorney-in-fact)

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Index to Exhibits

Exhibit No.	Description of Exhibits

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

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